EQUITY - Series A Preferred Units (Details) - Series A - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 15, 2018	Oct. 31, 2017	Dec. 31, 2017
Preferred Units [Line Items]
Consideration received on sale of stock		$ 133.0
Preferred Units
Preferred Units [Line Items]
Sale of stock, number of shares issued		5,520,000
Sale of stock, price per share		$ 25.00
Preferred stock, dividend percentage			8.75%
Subsequent Event | Preferred Units
Preferred Units [Line Items]
Preferred stock, dividend rate	$ 0.63802